Cash and Cash Equivalents: (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 42,781,822	$ 1,122,542
Money market funds	29,654,306	34,624,507
Total	$ 72,436,128	$ 35,747,049